S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 28, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor [Table Text Block]
Q:	Who is the Sponsor?
A.
Our Sponsor, Perceptive Capital Solutions Holdings, is a Cayman Islands exempted company, which was formed to invest in PCSC. The Sponsor currently owns 2,066,250 PCSC Class B Shares and 286,250 private placement shares, which are PCSC Class A Shares. Although our Sponsor is permitted to undertake any activities permitted under the Cayman Companies Act and other applicable law, our Sponsor’s business is focused on investing in PCSC.

Our Sponsor is an affiliate of Perceptive Advisors, a leading life sciences focused investment firm with over $9.5 billion of regulatory assets under management as of December 31, 2025. Since its launch in 1999, Perceptive Advisors has focused exclusively on the healthcare industry. Our Founders are the founder and management of Perceptive Advisors. Joseph Edelman, our Chairman, founded Perceptive Advisors in 1999. Adam Stone, our Chief Executive Officer, is the Chief Investment Officer of Perceptive Advisors and Michael Altman, our Chief Business Officer, is a Managing Director at Perceptive Advisors. Perceptive Advisors’ investment activity is focused on identifying both private and public companies in the life sciences and medical technology sectors and has investments in 234 companies as of December 31, 2025. The team at Perceptive Advisors consists of trained scientists, physicians and financial analysts who are passionately committed to identifying innovation that can drive critical change to current treatment paradigms. Perceptive Advisors invests across the capital structure and throughout a company’s growth cycle which provides access to a broad universe of management teams and companies seeking flexible capital solutions. Perceptive Advisors is also an active investor in pre-IPO financing rounds known as “crossovers.” Perceptive Advisors has invested in over 144 private companies since 2013 and in 2025 met with over 200 private companies in evaluation of private growth financing rounds, crossovers, and pre-IPO analysis. For a description of our management team’s previous experience with other special purpose acquisition vehicles, see “Information about PCSC—Experience with Special Purpose Acquisition Vehicles.”
The Sponsor is governed by a board of directors consisting of two directors, Adam Stone and Michael Altman, who are U.S. citizens. As such, Messrs. Stone and Altman have voting and investment discretion with respect to the securities held of record by the Sponsor and may each be deemed to have shared beneficial ownership of all of the PCSC Shares held directly by the Sponsor. Additionally, as of March 18, 2026, Mr. Edelman has an aggregate indirect ownership interest in the Sponsor of approximately 37%, and may therefore be considered to have a material interest in the Sponsor.
The Sponsor is not “controlled” (as defined in 31 CFR 800.208) by a foreign person, such that the Sponsor’s involvement in any business combination would be a “covered transaction” (as defined in 31 CFR 800.213). However, it is possible that non-U.S. persons could be involved in our business combination, which may increase the risk that our business combination becomes subject to regulatory review, including review by the Committee on Foreign Investment in the U.S. (“CFIUS”), and that restrictions, limitations or conditions will be imposed by CFIUS. If our business combination with a U.S. business is subject to CFIUS review, the scope of which was expanded by FIRRMA, to include certain non-passive, non-controlling investments in sensitive U.S. businesses and certain acquisitions of real estate even with no underlying U.S. business. FIRRMA, and subsequent implementing regulations that are now in force, also subjects certain categories of investments to mandatory filings. If our potential business combination with a U.S. business falls within CFIUS’s jurisdiction, we may determine that we are required to make a mandatory filing or that we will submit a voluntary notice to CFIUS, or to proceed with a business combination without notifying CFIUS and risk CFIUS intervention, before or after closing a business combination. CFIUS may decide to block or delay our business combination, impose conditions to mitigate national security concerns with respect to such business combination or order us to divest all or a portion of a U.S. business of the combined company without first obtaining CFIUS clearance, which may limit the attractiveness of or prevent us from pursuing certain initial business combination opportunities that we believe would otherwise be beneficial to us and our shareholders. As a result, the pool of potential targets with which we could complete a business combination may be limited and we may be adversely affected in terms of competing with other special purpose acquisition companies which do not have similar foreign ownership issues. A failure to notify CFIUS of a transaction where such notification was required or otherwise warranted based on the national security considerations presented by an investment target may expose our Sponsor and/or the combined company to legal penalties, costs, and/or other adverse reputational and financial effects, thus potentially diminishing the value of the combined company. In addition, CFIUS is actively pursuing transactions that were not notified to it and may ask questions regarding, or impose restrictions or mitigation on, a business combination post-closing.
Moreover, the process of government review, whether by the CFIUS or otherwise, could be lengthy and we have limited time to complete our business combination. If we cannot complete a business combination within 24 months from the closing of our Initial Public Offering because the transaction is still under review or because our business combination is ultimately prohibited by CFIUS or another U.S. government entity, we may be required to liquidate. If we liquidate, shareholders of record may only receive their pro rata portion of funds available in the Trust Account. This will also cause you to lose the investment opportunity in a target company and the chance of realizing future gains on your investment through any price appreciation in the combined company.

SPAC Sponsor, Controlling Persons [Table Text Block]	The Sponsor is governed by a board of directors consisting of two directors, Adam Stone and Michael Altman, who are U.S. citizens. As such, Messrs. Stone and Altman have voting and investment discretion with respect to the securities held of record by the Sponsor and may each be deemed to have shared beneficial ownership of all of the PCSC Shares held directly by the Sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	Additionally, as of March 18, 2026, Mr. Edelman has an aggregate indirect ownership interest in the Sponsor of approximately 37%, and may therefore be considered to have a material interest in the Sponsor.
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]
Sponsor Letter Agreement
Concurrently with the execution of the Business Combination Agreement, on December 5, 2025, PCSC, the initial shareholders being the Sponsor and PCSC’s independent directors (Messrs. McKenna, Song and Waksal), and Freenome entered into the Sponsor Letter Agreement (the “Sponsor Letter Agreement”), pursuant to which the Sponsor and each of PCSC’s independent directors, as a holder of PCSC Shares has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Mergers), (ii) waive any adjustment to the conversion ratio set forth in the governing documents of PCSC or any other anti-dilution or similar protection with respect to the PCSC Class B Shares (whether resulting from the transactions contemplated by the Subscription Agreements or otherwise), (iii) be bound by certain other covenants and agreements related to the Business Combination, (iv) be bound by certain transfer restrictions with respect to his, her or its shares in PCSC prior to the closing of the Business Combination, and (v) be subject to the restrictions contemplated by the Lock-up Agreements in each case, on the terms and subject to the conditions set forth in the Sponsor Letter Agreement. No consideration has been or will be paid to PCSC, Freenome, to the Sponsor or each of PCSC’s independent directors in connection with the entry into the Sponsor Letter Agreement.

SPAC Sponsor, Conflicts of Interest [Table Text Block]
Conflicts of Interest
Under Cayman Islands law, directors and officers owe the following fiduciary duties:
•	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
•	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
•	directors should not improperly fetter the exercise of future discretion;
•	duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;
•	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
•	duty to exercise independent judgement.
In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.
As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in Existing Governing Documents or alternatively by shareholder approval at shareholder meetings.
Certain of our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, including entities that are affiliates of our sponsor, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our Existing Governing Documents provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors will materially affect our ability to complete our initial business combination.
Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Joseph Edelman	Perceptive Advisors, LLC	Hedge Fund	Chief Executive Officer and Portfolio Manager
	Athira Pharma, Inc.	Biotechnology	Director
Adam Stone	Perceptive Advisors, LLC	Hedge Fund	Chief Investment Officer
	Solid Biosciences	Pharmaceuticals	Director
	LianBio	Biotechnology	Interim Chief Executive Officer and Director
	Xontogeny	Biotechnology	Director
	Immatics N.V.	Biotechnology	Director
Michael Altman	Perceptive Advisors, LLC	Hedge Fund	Managing Director
	Vensun Pharmaceuticals, Inc.	Pharmaceuticals	Director
	Vitruvius Therapeutics	Pharmaceuticals	Director
	Lyra Therapeutics	Healthcare	Director
Sam Cohn	Perceptive Advisors, LLC	Hedge Fund	Chief Financial Officer, Credit and Venture Funds

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Mark C. McKenna	Spyre Therapeutics, Inc.	Biotechnology	Director
	Apogee Therapeutics, Inc.		Chair of the board of directors
	McKenna Capital Partners	Venture Capital	Chief Investment Officer and Managing Director
	Arch Venture Partners	Venture Capital	Venture Partner
	New Amsterdam Pharma	Biopharmaceuticals	Director
	Mirador Therapeutics, Inc.	Biotechnology	Founder, Chief Executive Officer and Director
	Fairmount Funds Management LLC	Healthcare investment firm	Senior Advisor
	Apogee Therapeutics, Inc.	Biotechnology	Chairman of the board of directors
Kenneth Song	Candid Therapeutics, Inc.	Biotechnology	President, Chief Executive Officer and Chairman of the board of directors
	ElevAAte Biotech	Biotechnology	Director
	Averto Medical Inc.	Medical Devices	Executive Chairman of the board of directors
Harlan W. Waksal	Lyra Therapeutics, Inc.	Biotechnology	Executive Chair and Chairperson
	Roadmap Capital, Inc.	Venture Capital	Member of Advisory Board
	Waksal Consulting LLC	Strategic business and clinical development counsel to biotechnology companies	President and Sole Proprietor

Potential investors should also be aware of the following other potential conflicts of interest:
•
Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs. Further, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.

•
Our sponsor subscribed for founder shares and purchased private placement shares in a private placement that closed simultaneously with our initial public offering. In April 2024, our sponsor transferred 30,000 founder shares to each of Mark C. McKenna, Kenneth Song and Harlan W. Waksal. Our sponsor and our management team have entered into the Letter Agreement, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and PCSC Class A Shares in connection with (i) the completion of our initial business combination and (ii) the approval by the shareholders of an amendment to the Existing Governing Documents (A) that would modify the substance or timing of our obligation to provide holders of our public shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination by June 13, 2026 or (B) with respect to any other provision relating to the rights of holders of our public shares. Additionally, our sponsor and each member of our management team have agreed to waive their rights to liquidating distributions from the Trust Account with respect to their founder shares and their private placement shares if we fail to complete our initial business combination by

June 13, 2026. Except as described herein, our sponsor and our management team have agreed not to transfer, assign or sell any of their founder shares until the earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our PCSC Class A Shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the Private Placement Shares will not be transferable until 30 days following the completion of our initial business combination. Such transfer restrictions applicable to the founder shares and private placement shares will be amended in connection with the Business Combination and pursuant to the Sponsor Letter Agreement and Investor Rights Agreement. As discussed under “Business Combination Proposal—Certain Agreements Related to the Business Combination — Investor Rights Agreement” certain transfer restrictions applicable to the founder shares and private placement shares will be amended in connection with the consummation of the Business Combination. Because each of our officers and director nominees will own ordinary shares directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
•
Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. The low price that our sponsor, officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination by June 13, 2026, the founder shares may lose most of their value, except to the extent they receive liquidating distributions from assets outside the Trust Account, which could create an incentive for our sponsor, officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

•
By seeking shareholder approval, we will complete our initial business combination only if a majority of the issued and outstanding PCSC Shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the Business Combination. In such case, our sponsor and directors and officers have agreed to vote their founder shares, private placement shares and public shares in favor of our proposed initial business combination (for more information on voting and permitted purchases of public shares see, “—Effecting Our Business Combination—Permitted Purchases of Our Securities and Other Transactions with Respect to Our Securities.”)

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.
You should also review the conflicts of interest of the Sponsor and PCSC’s directors and officers disclosed in the section entitled “Business Combination Proposal—Interests of Certain Persons in the Business Combination” in this proxy statement/prospectus.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Joseph Edelman	Perceptive Advisors, LLC	Hedge Fund	Chief Executive Officer and Portfolio Manager
	Athira Pharma, Inc.	Biotechnology	Director
Adam Stone	Perceptive Advisors, LLC	Hedge Fund	Chief Investment Officer
	Solid Biosciences	Pharmaceuticals	Director
	LianBio	Biotechnology	Interim Chief Executive Officer and Director
	Xontogeny	Biotechnology	Director
	Immatics N.V.	Biotechnology	Director
Michael Altman	Perceptive Advisors, LLC	Hedge Fund	Managing Director
	Vensun Pharmaceuticals, Inc.	Pharmaceuticals	Director
	Vitruvius Therapeutics	Pharmaceuticals	Director
	Lyra Therapeutics	Healthcare	Director
Sam Cohn	Perceptive Advisors, LLC	Hedge Fund	Chief Financial Officer, Credit and Venture Funds

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Mark C. McKenna	Spyre Therapeutics, Inc.	Biotechnology	Director
	Apogee Therapeutics, Inc.		Chair of the board of directors
	McKenna Capital Partners	Venture Capital	Chief Investment Officer and Managing Director
	Arch Venture Partners	Venture Capital	Venture Partner
	New Amsterdam Pharma	Biopharmaceuticals	Director
	Mirador Therapeutics, Inc.	Biotechnology	Founder, Chief Executive Officer and Director
	Fairmount Funds Management LLC	Healthcare investment firm	Senior Advisor
	Apogee Therapeutics, Inc.	Biotechnology	Chairman of the board of directors
Kenneth Song	Candid Therapeutics, Inc.	Biotechnology	President, Chief Executive Officer and Chairman of the board of directors
	ElevAAte Biotech	Biotechnology	Director
	Averto Medical Inc.	Medical Devices	Executive Chairman of the board of directors
Harlan W. Waksal	Lyra Therapeutics, Inc.	Biotechnology	Executive Chair and Chairperson
	Roadmap Capital, Inc.	Venture Capital	Member of Advisory Board
	Waksal Consulting LLC	Strategic business and clinical development counsel to biotechnology companies	President and Sole Proprietor